EXHIBIT 99.23

recovco rating agency grading

Rating Agency Grading

Run Date - 11/29/2022

LOAN INFORMATION				INITIAL CREDIT LOAN GRADES		INITIAL PROPERTY LOAN GRADES		INITIAL COMPLIANCE LOAN GRADES		INITIAL OVERALL LOAN GRADES		FINAL CREDIT LOAN GRADES		FINAL PROPERTY LOAN GRADES		FINAL COMPLIANCE LOAN GRADES		FINAL OVERALL LOAN GRADES
Recovco Loan ID	Loan #1	Loan #2	Original Loan Amount	Kroll	S&P	Kroll	S&P	Kroll	S&P	Kroll	S&P	Kroll	S&P	Kroll	S&P	Kroll	S&P	Kroll	S&P
xxxxxx	xxxxxx	761035	xxxxxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A